Cover	Nov. 17, 2021
Cover [Abstract]
Entity Registrant Name	Trident Brands Incorporated
Entity Central Index Key	0001421907
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 17, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-53707
Entity Tax Identification Number	26-1367322
Entity Address Address Line 1	200 South Executive Drive
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Brookfield
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53005
City Area Code	262
Local Phone Number	789-6689
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.001 par value per share
Trading Symbol	TDNT